Investments - Schedule of Carrying Amounts and Maximum exposure Relating to AeroFlexx (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jul. 01, 2024	Dec. 31, 2023
Carrying Amount
Equity-method investments	$ 23,407	$ 17,547		$ 4,482
Investment in debt securities - AFS	9,017	11,187		0
Due from related parties	4,188	4,536		2,602
AeroFlexx
Carrying Amount
Equity-method investments		16,930		1,570
Investment in debt securities - AFS		11,187	$ 7,635	0
Due from related parties	$ 3,897	4,472		2,600
Total		32,589		4,170
Maximum Exposure to Loss
Equity method investment in AeroFlexx		16,930		1,570
Investments in debt securities - AFS		11,187		0
Due from related party		4,472		2,600
Total		$ 32,589		$ 4,170